Victory Pioneer Short Term Income Fund
Schedule of Investments | November 30, 2025

Schedule of Investments  |  11/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.6%
	Senior Secured Floating Rate Loan Interests — 0.3% of Net Assets(a)*
	Advertising Sales — 0.1%
500,000(b)	Lamar Media Corp., Term B Loan, 9/23/32	$ 500,000
213,557	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 5.951% (1 Month Term SOFR + 200 bps), 9/24/32	213,957
	Total Advertising Sales	$713,957

	Applications Software — 0.0%†
240,000	RealPage, Inc., First Lien Initial Term Loan, 7.263% (3 Month Term SOFR + 300 bps), 4/24/28	$ 240,150
	Total Applications Software	$240,150

	Cable & Satellite Television — 0.0%†
235,662	Virgin Media Bristol LLC, Facility Y, 7.052% (6 Month Term SOFR + 318 bps), 3/31/31	$ 231,626
	Total Cable & Satellite Television	$231,626

	Chemicals-Specialty — 0.1%
280,377(b)	Element Solutions Inc., Add-On TLB, 12/18/30	$ 282,539
244,530	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-3 Term Loan, 5.666% (1 Month Term SOFR + 175 bps), 12/18/30	246,440
	Total Chemicals-Specialty	$528,979

	Electric-Generation — 0.0%†
121,178	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.166% (1 Month Term SOFR + 525 bps), 4/3/28	$ 122,132
	Total Electric-Generation	$122,132

	Finance-Leasing Company — 0.0%†
240,695	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 5.71% (1 Month Term SOFR + 175 bps), 6/22/30	$ 241,833
112,942	Delos Aircraft Designated Activity Co., 2023 Term Loan, 5.752% (1 Month Term SOFR + 175 bps), 10/31/27	113,594
94,500	Setanta Aircraft Leasing Designated Activity Co., New Loan, 5.752% (3 Month Term SOFR + 175 bps), 11/6/28	95,051
	Total Finance-Leasing Company	$450,478

1Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Hotels & Motels — 0.0%†
247,249	Hilton Domestic Operating Co., Inc., Series B-4 Term Loan, 5.704% (1 Month Term SOFR + 175 bps), 11/8/30	$ 248,344
	Total Hotels & Motels	$248,344

	Internet Content — 0.0%†
36,844	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-5 Loan, 6.666% (1 Month Term SOFR + 275 bps), 3/4/30	$ 34,649
	Total Internet Content	$34,649

	Medical Labs & Testing Services — 0.1%
235,230	Phoenix Guarantor, Inc., First Lien Tranche B-5 Term Loan, 6.416% (1 Month Term SOFR + 250 bps), 2/21/31	$ 236,568
235,702	Sotera Health Holdings LLC, 2025 Refinancing Term Loan, 6.34% (1 Month Term SOFR + 250 bps), 5/30/31	237,765
	Total Medical Labs & Testing Services	$474,333

	Metal Processors & Fabrication — 0.0%†
128,789	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 7.607% (3 Month Term SOFR + 375 bps), 11/13/28	$ 128,709
	Total Metal Processors & Fabrication	$128,709

	Physical Therapy & Rehabilitation Centers — 0.0%†
239,375	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 8.352% (3 Month Term SOFR + 425 bps), 11/20/26	$ 209,453
	Total Physical Therapy & Rehabilitation Centers	$209,453

	Retail — 0.0%†
239,553	RVR Dealership Holdings LLC, Term Loan, 7.74% (1 Month Term SOFR + 375 bps), 2/8/28	$ 232,665
	Total Retail	$232,665

	Telephone-Integrated — 0.0%†
75,128	Level 3 Financing, Inc., Term B-4 Refinancing Loans, 7.166% (1 Month Term SOFR + 325 bps), 3/29/32	$ 75,410
	Total Telephone-Integrated	$75,410

Victory Pioneer Short Term Income Fund | 11/30/252

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Veterinary Diagnostics — 0.0%†
257,310	Elanco Animal Health Incorporated, 2025 Refinancing TLB Loan, 5.734% (1 Month Term SOFR + 175 bps), 10/31/32	$ 257,471
	Total Veterinary Diagnostics	$257,471

	Total Senior Secured Floating Rate Loan Interests (Cost $3,969,642)	$3,948,356

	Asset Backed Securities — 30.2% of Net Assets
18,002(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 4.273% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	$ 17,836
27,720(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.303% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	27,183
226,911	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	213,458
789,346	ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39 (144A)	810,199
686,223	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	689,650
426,092	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	431,192
366,114	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	365,969
219,985	ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29 (144A)	219,767
2,420,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	2,426,062
148,004	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	148,087
148,457	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	150,717
123,714	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.917%, 5/17/32 (144A)	126,090
2,409,391	Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class E, 6.066%, 6/15/33 (144A)	2,420,665
2,830,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79%, 8/12/31 (144A)	2,990,070
2,000,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	2,040,966
1,970,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 7/14/31 (144A)	1,990,972
3Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
800,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	$ 810,813
650,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	677,004
1,360,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	1,392,907
2,180,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, 8/20/32 (144A)	2,222,653
1,930,000(a)(c)	Angel Oak Mortgage Trust, Series 2025-HB2, Class A1, 5.642% (SOFR30A + 160 bps), 12/25/55 (144A)	1,929,605
4,378,000(a)(c)	Angel Oak Mortgage Trust, Series 2025-HB2, Class M2, 6.492% (SOFR30A + 245 bps), 12/25/55 (144A)	4,378,000
628,557	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	617,105
421,270	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	408,701
210,357	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	193,715
2,548,553	Aqua Finance Trust, Series 2024-A, Class A, 4.81%, 4/18/50 (144A)	2,578,710
525,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	549,082
1,970,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B, 6.87%, 6/17/30 (144A)	2,015,973
2,500,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82%, 1/15/32 (144A)	2,499,222
1,233,221	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	1,241,278
1,050,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,002,793
356,424	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	357,693
1,035,833	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	1,039,211
1,790,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.32%, 2/20/28 (144A)	1,814,005
1,010,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.31%, 6/20/29 (144A)	1,032,011
724,538(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class B, 5.372% (SOFR30A + 130 bps), 12/26/31 (144A)	727,344
Victory Pioneer Short Term Income Fund | 11/30/254

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
414,022(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class D, 6.122% (SOFR30A + 205 bps), 12/26/31 (144A)	$ 416,513
2,620,455(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class B, 5.672% (SOFR30A + 160 bps), 6/25/47 (144A)	2,620,450
193,361	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	193,672
2,340,000	BHG Securitization Trust, Series 2021-B, Class D, 3.17%, 10/17/34 (144A)	2,251,563
1,175,707	BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35 (144A)	1,179,120
1,184,178	BHG Securitization Trust, Series 2023-B, Class B, 7.45%, 12/17/36 (144A)	1,241,541
1,438,355	BHG Securitization Trust, Series 2024-1CON, Class B, 6.49%, 4/17/35 (144A)	1,479,112
620,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.86%, 4/17/35 (144A)	633,463
2,420,000	BHG Securitization Trust, Series 2025-2CON, Class D, 5.95%, 9/17/36 (144A)	2,429,322
417,535	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	400,723
587,270	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	592,291
1,100,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class B, 5.41%, 3/15/30 (144A)	1,112,685
1,080,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	1,098,236
255,279	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	252,724
2,100,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 7/15/27 (144A)	2,108,537
94,719	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	91,991
235,151(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.584% (SOFR30A + 435 bps), 10/15/26 (144A)	235,041
45,714(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 5.184% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	45,713
109,081	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	108,108
2,110,000	Carvana Auto Receivables Trust, Series 2023-N4, Class C, 6.59%, 2/11/30 (144A)	2,162,923
5Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
810,000	Carvana Auto Receivables Trust, Series 2023-P3, Class B, 5.97%, 9/10/29 (144A)	$ 842,780
1,131,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.38%, 12/10/30 (144A)	1,128,218
544,003(a)	Centerstone SBA Trust, Series 2023-1, Class A, 7.85% (PRIME + 85 bps), 12/27/50 (144A)	543,240
2,250,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class A, 5.255% (3 Month Term SOFR + 135 bps), 1/15/34 (144A)	2,250,329
2,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class D, 7.405% (3 Month Term SOFR + 350 bps), 1/15/34 (144A)	1,997,196
250,000(d)	CFMT LLC, Series 2023-HB12, Class M1, 4.25%, 4/25/33 (144A)	247,666
750,000(d)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	739,620
200,000(d)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	196,232
2,230,000(d)	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 5/25/34 (144A)	2,125,825
21,313(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 4.609% (1 Month Term SOFR + 65 bps), 4/25/33	21,228
30,811(e)	Chase Funding Trust, Series 2003-6, Class 1A7, 4.847%, 11/25/34	30,679
454,194	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29 (144A)	458,852
17,628	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	15,210
574,446	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	575,648
750,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	767,386
1,250,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	1,268,889
120,500(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 5.169% (1 Month Term SOFR + 121 bps), 9/25/34 (144A)	117,293
199,729	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	201,303
1,466,785(e)	Cross Mortgage Trust, Series 2025-CES1, Class A1A, 5.296%, 11/25/60 (144A)	1,470,914
2,050,000	Crossroads Asset Trust, Series 2024-A, Class C, 6.52%, 8/20/30 (144A)	2,114,776
Victory Pioneer Short Term Income Fund | 11/30/256

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,526,417(e)	Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.224%, 10/25/55 (144A)	$ 2,525,926
1,910,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1R, 5.705% (3 Month Term SOFR + 180 bps), 7/15/36 (144A)	1,901,615
500,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (144A)	504,139
181,403	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	182,559
2,500,000	Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 5/17/32	2,512,853
1,830,000	Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	1,845,054
946,008	Elara Hgv Timeshare Issuer LLC, Series 2025-A, Class D, 6.91%, 1/25/40 (144A)	946,301
914,968(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 6.396% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	914,281
697,370	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	698,024
4,060,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	3,967,018
370,739	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.76%, 9/15/28	374,910
895,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class E, 11.61%, 6/17/30 (144A)	961,288
1,100,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	1,137,011
1,520,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 2/17/32 (144A)	1,599,743
1,360,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	1,366,621
600,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class D, 5.34%, 1/15/32	606,463
2,360,000	FCCU Auto Receivables Trust, Series 2025-1A, Class D, 6.29%, 7/15/33 (144A)	2,409,335
1,662,000	FHF Issuer Trust, Series 2023-2A, Class B, 7.49%, 11/15/29 (144A)	1,695,082
388,000	FHF Issuer Trust, Series 2023-2A, Class C, 7.97%, 12/17/29 (144A)	393,198
722,658	FHF Issuer Trust, Series 2024-1A, Class A2, 5.69%, 2/15/30 (144A)	726,710
2,272,000	FHF Issuer Trust, Series 2024-3A, Class C, 5.43%, 3/17/31 (144A)	2,143,747
7Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,290,000	FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31 (144A)	$ 1,219,063
124,713	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	125,347
1,247,109(d)	FIGRE Trust, Series 2024-HE2, Class A, 6.38%, 5/25/54 (144A)	1,280,083
1,619,133(d)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	1,646,623
2,107,078(d)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	2,132,351
3,544,004(d)	FIGRE Trust, Series 2025-HE6, Class A, 5.044%, 9/25/55 (144A)	3,535,251
1,230,000(d)	FIGRE Trust, Series 2025-HE8, Class A, 5.206%, 11/25/55 (144A)	1,232,481
3,180,667(d)	FNA 8 LLC, Series 2025-1, Class A, 5.623%, 3/15/45 (144A)	3,205,363
1,100,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 5.716% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	1,098,689
1,370,000(a)	Fortress Credit Opportunities XXIX CLO, Ltd., Series 2025-29A, Class B, 5.534% (3 Month Term SOFR + 165 bps), 4/20/33 (144A)	1,370,014
100,787	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	95,987
681,086	Foundation Finance Trust, Series 2024-1A, Class A, 5.50%, 12/15/49 (144A)	697,252
799,901	Foundation Finance Trust, Series 2024-1A, Class B, 5.95%, 12/15/49 (144A)	822,186
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.09%, 10/15/29 (144A)	1,008,554
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class D, 6.83%, 3/15/30 (144A)	1,031,464
1,220,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.43%, 10/16/28 (144A)	1,214,864
750,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	764,929
710,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class E, 11.42%, 3/15/30 (144A)	771,640
2,670,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	2,702,129
790,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, 1/15/31 (144A)	801,389
1,089,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class C, 6.41%, 8/15/29 (144A)	1,120,732
Victory Pioneer Short Term Income Fund | 11/30/258

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class D, 7.93%, 7/15/30 (144A)	$ 1,062,342
1,429,000	GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30 (144A)	1,497,869
230,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	235,200
1,300,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,349,469
2,300,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 8/15/31 (144A)	2,386,824
887,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	901,340
1,622,530(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class BR, 5.858% (3 Month Term SOFR + 200 bps), 7/25/33 (144A)	1,611,714
1,750,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class DR, 8.458% (3 Month Term SOFR + 460 bps), 7/25/33 (144A)	1,751,005
1,027,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class C, 7.855% (SOFR90A + 350 bps), 3/1/28 (144A)	1,028,305
432,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class D, 11.505% (SOFR90A + 715 bps), 3/1/28 (144A)	433,254
650,000(a)	Gracie Point International Funding LLC, Series 2025-1A, Class B, 6.209% (SOFR30A + 200 bps), 8/15/28 (144A)	650,065
1,000,000(a)	Gracie Point International Funding LLC, Series 2025-1A, Class C, 6.959% (SOFR30A + 275 bps), 8/15/28 (144A)	1,001,739
2,310,000	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class D, 5.56%, 6/25/60 (144A)	2,330,813
1,691,022(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 5.672% (SOFR30A + 160 bps), 8/25/54 (144A)	1,694,549
904,062(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.572% (SOFR30A + 150 bps), 1/25/55 (144A)	905,512
3,473,724(a)	GS Mortgage-Backed Securities Trust, Series 2025-HE2, Class A1, 5.745% (SOFR30A + 155 bps), 12/25/65 (144A)	3,480,601
2,500,000(a)	GS Mortgage-Backed Securities Trust, Series 2025-HE2, Class M1, 6.095% (SOFR30A + 190 bps), 12/25/65 (144A)	2,504,170
9Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,277,367(d)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	$ 2,296,414
380,435(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 7.356% (SOFR30A + 325 bps), 10/25/50 (144A)	393,771
1,155,321(a)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.356% (SOFR30A + 225 bps), 12/25/51 (144A)	1,162,800
560,980	Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38 (144A)	577,332
610,576	HINNT LLC, Series 2024-A, Class A, 5.49%, 3/15/43 (144A)	622,589
900,000+	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	—
900,000+	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	—
5,495,108	Home Partners of America Trust, Series 2019-2, Class F, 3.866%, 10/19/39 (144A)	5,329,987
184,115(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class C, 7.249% (SOFR30A + 315 bps), 5/20/32 (144A)	185,560
434,216(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class C, 6.699% (SOFR30A + 260 bps), 10/20/32 (144A)	434,776
2,636,483(a)	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class C, 6.449% (SOFR30A + 235 bps), 9/20/33 (144A)	2,640,178
360,651(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 5.849% (SOFR30A + 175 bps), 11/25/53 (144A)	361,762
691,082(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 5.799% (SOFR30A + 170 bps), 3/20/54 (144A)	693,509
466,533(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 5.699% (SOFR30A + 160 bps), 5/20/54 (144A)	467,960
2,020,462(a)	JP Morgan Mortgage Trust, Series 2024-HE2, Class A1, 5.299% (SOFR30A + 120 bps), 10/20/54 (144A)	2,020,455
1,758,335(a)	JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.299% (SOFR30A + 120 bps), 2/25/55 (144A)	1,758,328
2,314,657(a)	JP Morgan Mortgage Trust, Series 2025-HE1, Class A1, 5.249% (SOFR30A + 115 bps), 7/20/55 (144A)	2,311,348
Victory Pioneer Short Term Income Fund | 11/30/2510

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,520,000(a)	JP Morgan Mortgage Trust, Series 2025-HE3, Class A1, 5.422% (SOFR30A + 135 bps), 3/25/56 (144A)	$ 3,520,000
1,000,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.15%, 6/16/31 (144A)	1,031,235
370,655	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	377,445
1,500,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29 (144A)	1,517,130
1,550,000	Lendbuzz Securitization Trust, Series 2024-3A, Class B, 5.03%, 11/15/30 (144A)	1,534,889
210,684	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	211,190
1,810,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	1,809,242
600,000	Libra Solutions LLC, Series 2025-1A, Class A, 6.355%, 8/15/39 (144A)	604,928
1,000,000	Libra Solutions LLC, Series 2025-1A, Class C, 9.90%, 8/15/39 (144A)	1,002,476
330,198	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	314,574
1,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	1,016,511
2,710,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B, 7.43%, 7/20/29 (144A)	2,734,749
710,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R2, 5.094% (3 Month Term SOFR + 121 bps), 1/18/36 (144A)	708,868
1,900,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	1,913,340
1,240,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	1,248,670
1,420,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.80%, 5/15/30 (144A)	1,434,892
1,540,000(a)	Monroe Capital Mml CLO XII, Ltd., Series 2021-2A, Class A1, 5.799% (3 Month Term SOFR + 176 bps), 9/14/33 (144A)	1,543,226
71,026	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	70,300
32,872	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	32,619
1,079(d)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	2,145
11Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,300,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 5.042% (SOFR30A + 90 bps), 3/15/29 (144A)	$ 1,306,548
320,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	334,097
1,550,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	1,588,119
2,250,000	NMEF Funding LLC, Series 2025-A, Class D, 8.07%, 7/15/32 (144A)	2,300,195
50,785(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 4.849% (1 Month Term SOFR + 89 bps), 5/25/33	50,139
1,500,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	1,510,919
1,610,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	1,659,100
1,000,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	1,036,685
3,423,000	Octane Receivables Trust, Series 2023-2A, Class E, 10.50%, 6/20/31 (144A)	3,696,251
965,000	Octane Receivables Trust, Series 2023-3A, Class D, 7.58%, 9/20/29 (144A)	1,006,020
1,000,000	Octane Receivables Trust, Series 2024-1A, Class D, 6.43%, 10/21/30 (144A)	1,025,922
1,410,000	Octane Receivables Trust, Series 2024-RVM1, Class B, 5.27%, 1/22/46 (144A)	1,433,187
2,300,000	Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29 (144A)	2,304,788
650,000	Oportun Funding Trust, Series 2024-3, Class C, 6.25%, 8/15/29 (144A)	653,358
1,260,000	Oportun Issuance Trust, Series 2024-2, Class B, 5.83%, 2/9/32 (144A)	1,263,574
1,330,000	Oportun Issuance Trust, Series 2025-A, Class A, 5.01%, 2/8/33 (144A)	1,329,978
750,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	764,541
974,626	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	947,447
3,216,921	Pagaya AI Debt Grantor Trust, Series 2024-10, Class B, 5.75%, 6/15/32 (144A)	3,237,457
1,305,383(d)	Pagaya AI Debt Grantor Trust, Series 2024-11, Class AB, 5.389%, 7/15/32 (144A)	1,311,767
999,915	Pagaya AI Debt Grantor Trust, Series 2025-1, Class B, 5.628%, 7/15/32 (144A)	1,008,464
Victory Pioneer Short Term Income Fund | 11/30/2512

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,037,244	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	$ 1,042,419
143,009	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	143,677
763,923(d)	Pagaya AI Debt Trust, Series 2024-2, Class ABC, 6.767%, 8/15/31 (144A)	766,614
1,215,538	Pagaya AI Debt Trust, Series 2024-3, Class B, 6.571%, 10/15/31 (144A)	1,221,482
910,000	Pagaya AI Debt Trust, Series 2025-R1, Class B, 5.705%, 6/15/32 (144A)	915,295
521,217	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	519,573
2,000,000	PEAC Solutions Receivables LLC, Series 2024-1A, Class C, 6.62%, 1/21/31 (144A)	2,068,566
3,110,000	PEAC Solutions Receivables LLC, Series 2024-2A, Class C, 5.37%, 10/20/31 (144A)	3,135,224
622,856	PEAR LLC, Series 2022-1, Class A2, 7.25%, 10/15/34 (144A)	631,420
1,017,636	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	1,043,519
704,491	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	712,022
710,000	Post Road Equipment Finance LLC, Series 2024-1A, Class C, 5.81%, 10/15/30 (144A)	719,226
400,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	409,611
1,350,000	Prestige Auto Receivables Trust, Series 2021-1A, Class E, 3.47%, 3/15/29 (144A)	1,299,646
2,500,000	Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88%, 5/15/30 (144A)	2,360,901
1,880,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.12%, 8/15/29 (144A)	1,882,103
1,967,000	Prestige Auto Receivables Trust, Series 2024-1A, Class D, 6.21%, 2/15/30 (144A)	1,979,204
970,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	968,535
2,580,000	Prestige Auto Receivables Trust, Series 2025-1A, Class C, 5.52%, 2/15/30 (144A)	2,562,401
670,000	Purchasing Power Funding LLC, Series 2024-A, Class D, 7.26%, 8/15/28 (144A)	670,384
700,000	Purchasing Power Funding LLC, Series 2024-A, Class E, 10.18%, 8/15/28 (144A)	701,627
840,000	RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34 (144A)	844,411
13Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,180,000	RCKT Trust, Series 2025-1A, Class E, 7.12%, 7/25/34 (144A)	$ 3,210,928
2,377,280	Reach ABS Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	2,394,053
2,255,000	Reach ABS Trust, Series 2025-1A, Class B, 5.34%, 8/16/32 (144A)	2,288,674
2,000,000	Reach ABS Trust, Series 2025-2A, Class C, 5.69%, 8/18/32 (144A)	2,031,885
76,400(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 6.50% (PRIME - 50 bps), 12/27/44 (144A)	76,345
556,314(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.07% (PRIME + 7 bps), 4/25/48 (144A)	563,118
142,857(a)	Regatta IX Funding, Ltd., Series 2017-1A, Class XR, 4.932% (3 Month Term SOFR + 105 bps), 4/17/37 (144A)	142,783
1,850,000	Regional Management Issuance Trust, Series 2024-2, Class B, 5.49%, 12/15/33 (144A)	1,868,177
1,250,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.74%, 12/15/33 (144A)	1,263,080
372,390	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	373,135
1,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	958,371
500,000	SAFCO Auto Receivables Trust, Series 2024-1A, Class C, 6.96%, 1/18/30 (144A)	504,192
764,621(d)	Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A, 6.718%, 11/25/53 (144A)	795,056
1,984,006(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	2,007,950
566,324	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 8.408%, 12/15/33 (144A)	577,124
858,130	Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.799%, 1/18/33 (144A)	861,212
1,120,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	1,152,470
1,980,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	2,000,093
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, 1/15/31	1,007,633
1,424,000	SCF Equipment Leasing LLC, Series 2022-1A, Class E, 5.26%, 7/20/32 (144A)	1,416,510
Victory Pioneer Short Term Income Fund | 11/30/2514

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
122,034	SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32 (144A)	$ 122,163
480,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	502,792
1,180,000	SoFi Consumer Loan Program Trust, Series 2025-2, Class D, 5.62%, 6/25/34 (144A)	1,199,958
3,970,000(a)	Sound Point CLO V-R, Ltd., Series 2014-1RA, Class B, 5.896% (3 Month Term SOFR + 201 bps), 7/18/31 (144A)	3,964,545
500,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 7.72% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	500,458
1,610,000(a)	Starwood LLC, Series 2024-SIF4A, Class C, 6.382% (3 Month Term SOFR + 250 bps), 10/17/36 (144A)	1,613,808
144,650	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	140,804
628,125	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	625,033
2,493,775(d)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	2,509,011
2,082,708(d)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	2,101,911
2,890,000(e)	Towd Point Mortgage Trust, Series 2024-CES4, Class A2, 5.173%, 9/25/64 (144A)	2,889,777
4,932,000(e)	Towd Point Mortgage Trust, Series 2024-CES6, Class A2, 6.002%, 11/25/64 (144A)	5,015,280
3,498,616(e)	Towd Point Mortgage Trust, Series 2025-FIX2, Class A1, 5.249%, 10/25/65 (144A)	3,509,498
3,000,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class A2, 5.98%, 11/15/27 (144A)	3,035,011
1,610,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class B, 7.29%, 11/15/27 (144A)	1,636,201
750,000(f)	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	579,373
606,202(f)	Tricolor Auto Securitization Trust, Series 2023-1A, Class D, 8.56%, 7/15/27 (144A)	590,848
1,000,000(f)	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	795,293
3,755,000(f)	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28 (144A)	1,871,036
1,000,000(f)	Tricolor Auto Securitization Trust, Series 2024-2A, Class B, 6.57%, 2/15/28 (144A)	804,477
1,850,000(f)	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	811,686
15Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,000,000(f)	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29 (144A)	$ 1,189,107
2,680,000(f)	Tricolor Auto Securitization Trust, Series 2025-1A, Class C, 5.72%, 10/15/29 (144A)	517,714
892,000(f)	Tricolor Auto Securitization Trust, Series 2025-1A, Class D, 6.84%, 4/15/31 (144A)	132,830
2,240,000	Tricon American Homes Trust, Series 2019-SFR1, Class F, 3.745%, 3/17/38 (144A)	2,229,021
830,000(a)	Tricon Residential Trust, Series 2025-SFR1, Class D, 5.959% (1 Month Term SOFR + 200 bps), 3/17/42 (144A)	832,545
850,000	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29 (144A)	867,332
186,978	Upgrade Receivables Trust, Series 2024-1A, Class A, 5.37%, 2/18/31 (144A)	187,051
2,970,000	Upstart Securitization Trust, Series 2025-2, Class B, 5.62%, 6/20/35 (144A)	2,995,089
2,010,000	Upstart Securitization Trust, Series 2025-2, Class C, 6.02%, 6/20/35 (144A)	2,030,681
58,694	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	59,319
586,184	US Bank NA, Series 2025-SUP1, Class B, 5.582%, 2/25/32 (144A)	587,424
1,363,218(a)	US Bank NA, Series 2025-SUP1, Class D, 6.772% (SOFR30A + 270 bps), 2/25/32 (144A)	1,359,734
410,363	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	417,501
2,620,000	Veros Auto Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/28 (144A)	2,691,276
1,000,000	Veros Auto Receivables Trust, Series 2024-1, Class D, 9.87%, 5/15/31 (144A)	1,038,067
2,320,000	Veros Auto Receivables Trust, Series 2025-1, Class C, 6.17%, 12/17/29 (144A)	2,358,209
327,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	334,183
1,375,000	VFI ABS LLC, Series 2025-1A, Class C, 5.60%, 4/24/31 (144A)	1,386,766
720,886(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	729,055
900,000(e)	Vista Point Securitization Trust, Series 2024-CES3, Class A2, 5.995%, 1/25/55 (144A)	911,469
4,340,000(e)	Vista Point Securitization Trust, Series 2025-CES3, Class A1, 5.297%, 11/25/55 (144A)	4,345,279
Victory Pioneer Short Term Income Fund | 11/30/2516

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
550,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	$ 598,831
1,122,821	VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62%, 12/15/28 (144A)	1,127,153
2,500,000	Western Funding Auto Loan Trust, Series 2025-1, Class C, 5.34%, 11/15/35 (144A)	2,535,821
499,079	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	509,889
249,539	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	256,027
1,928,017	Westgate Resorts LLC, Series 2024-1A, Class D, 9.26%, 1/20/38 (144A)	1,963,891
1,265,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	1,293,827
350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	356,275
610,000	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	589,300
1,600,000	Wingspire Equipment Finance LLC, Series 2024-1A, Class D, 6.31%, 9/20/32 (144A)	1,630,606
2,243,059(a)	Woodmont Trust, Series 2023-12A, Class A1R, 5.258% (3 Month Term SOFR + 140 bps), 10/25/32 (144A)	2,246,083
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 6.155% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	1,000,843
990,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class A2AR, 5.705% (3 Month Term SOFR + 180 bps), 7/15/33 (144A)	990,922
154,116(a)	Zais CLO 13, Ltd., Series 2019-13A, Class A1AR, 5.205% (3 Month Term SOFR + 130 bps), 7/15/32 (144A)	154,160
	Total Asset Backed Securities (Cost $371,220,181)	$365,453,406

	Collateralized Mortgage Obligations—7.7% of Net Assets
500,000(d)	A&D Mortgage Trust, Series 2023-NQM2, Class M1, 8.281%, 5/25/68 (144A)	$ 503,610
1,428,438(d)	A&D Mortgage Trust, Series 2024-NQM3, Class M1, 6.882%, 7/25/69 (144A)	1,451,102
1,244(d)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 5.106%, 6/25/30	1,242
17Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,170,203(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.222% (SOFR30A + 215 bps), 8/25/34 (144A)	$ 1,172,638
57,668(d)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/60 (144A)	56,678
1,440,000(d)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class M3, 3.00%, 3/25/35 (144A)	1,370,312
700,000(d)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	677,695
510,000(d)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	491,165
1,140,000(d)	CFMT LLC, Series 2024-HB15, Class M3, 4.00%, 8/25/34 (144A)	1,097,630
971,194(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 5.622% (SOFR30A + 155 bps), 2/25/50 (144A)	950,682
556,732(d)	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.007%, 1/25/67 (144A)	539,067
1,276,499(a)	Connecticut Avenue Securities, Series 2025-R01, Class 1A1, 5.022% (SOFR30A + 95 bps), 1/25/45 (144A)	1,277,694
1,525,465(a)	Connecticut Avenue Securities, Series 2025-R01, Class 1M1, 5.172% (SOFR30A + 110 bps), 1/25/45 (144A)	1,526,421
553,999(a)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 7.936% (SOFR30A + 386 bps), 9/25/39 (144A)	563,761
920,000(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 7.186% (SOFR30A + 311 bps), 1/25/40 (144A)	936,247
1,040,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.121% (SOFR30A + 376 bps), 2/25/40 (144A)	1,072,122
2,780,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.072% (SOFR30A + 300 bps), 1/25/42 (144A)	2,832,682
770,000(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2B1, 10.822% (SOFR30A + 675 bps), 9/25/42 (144A)	838,119
183,184(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 6.572% (SOFR30A + 250 bps), 9/25/42 (144A)	185,478
Victory Pioneer Short Term Income Fund | 11/30/2518

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
544,185(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 6.472% (SOFR30A + 240 bps), 12/25/42 (144A)	$ 555,744
59,108(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 6.372% (SOFR30A + 230 bps), 1/25/43 (144A)	60,284
282,466(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 6.572% (SOFR30A + 250 bps), 4/25/43 (144A)	285,083
91,579(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 5.772% (SOFR30A + 170 bps), 7/25/43 (144A)	91,922
221,874(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 5.122% (SOFR30A + 105 bps), 1/25/44 (144A)	221,667
446,036(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 5.172% (SOFR30A + 110 bps), 2/25/44 (144A)	446,571
282,900(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 5.222% (SOFR30A + 115 bps), 3/25/44 (144A)	282,929
490,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.022% (SOFR30A + 195 bps), 3/25/44 (144A)	493,338
985,534(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, 5.072% (SOFR30A + 100 bps), 5/25/44 (144A)	987,070
1,823,119(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2A1, 5.072% (SOFR30A + 100 bps), 7/25/44 (144A)	1,823,117
972,972(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, 5.072% (SOFR30A + 100 bps), 7/25/44 (144A)	972,421
1,264,987(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 5.222% (SOFR30A + 115 bps), 9/25/44 (144A)	1,269,180
161,645(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.122% (SOFR30A + 105 bps), 9/25/44 (144A)	161,646
1,210,000(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, 5.672% (SOFR30A + 160 bps), 9/25/44 (144A)	1,210,358
19Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
854,260(a)	Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, 5.222% (SOFR30A + 115 bps), 2/25/45 (144A)	$ 855,313
1,005,140(a)	Connecticut Avenue Securities Trust, Series 2025-R06, Class 1A1, 4.972% (SOFR30A + 90 bps), 9/25/45 (144A)	1,005,179
1,104,077(a)	Connecticut Avenue Securities Trust, Series 2025-R06, Class 1M1, 5.022% (SOFR30A + 95 bps), 9/25/45 (144A)	1,102,757
74,847	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	76,338
810,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 8.322% (SOFR30A + 425 bps), 4/25/34 (144A)	830,233
172,827(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 6.072% (SOFR30A + 200 bps), 9/26/33 (144A)	173,115
630,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.022% (SOFR30A + 395 bps), 9/26/33 (144A)	647,432
1,000,000(d)	Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 3.999%, 5/25/65 (144A)	983,352
1,628(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2315, Class FW, 4.807% (SOFR30A + 66 bps), 4/15/27	1,628
41,497(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2334, Class FA, 4.757% (SOFR30A + 61 bps), 7/15/31	41,501
6,105(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2391, Class FJ, 4.757% (SOFR30A + 61 bps), 4/15/28	6,106
15,898(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 5.257% (SOFR30A + 111 bps), 3/15/32	16,068
24,509(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 5.257% (SOFR30A + 111 bps), 3/15/32	24,762
22,994(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2489, Class FA, 5.257% (SOFR30A + 111 bps), 2/15/32	23,239
35,015(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2498, Class FL, 4.827% (SOFR30A + 68 bps), 3/15/32	35,056
5,898(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 4.507% (SOFR30A + 36 bps), 1/15/35	5,872
Victory Pioneer Short Term Income Fund | 11/30/2520

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,364(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 4.507% (SOFR30A + 36 bps), 8/15/35	$ 4,343
2,455(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 4.557% (SOFR30A + 41 bps), 1/15/36	2,437
22,354(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 4.557% (SOFR30A + 41 bps), 2/15/36	22,163
9,025(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 4.677% (SOFR30A + 53 bps), 6/15/36	8,968
24,991(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 4.757% (SOFR30A + 61 bps), 7/15/36	24,893
8,630(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3235, Class FX, 4.577% (SOFR30A + 43 bps), 11/15/36	8,549
23,169(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 4.607% (SOFR30A + 46 bps), 11/15/36	22,960
10,189(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 4.607% (SOFR30A + 46 bps), 11/15/36	10,100
43,343(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 4.837% (SOFR30A + 69 bps), 10/15/37	43,282
47,394(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3386, Class FB, 4.632% (SOFR30A + 49 bps), 11/15/37	47,033
35,001(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 4.957% (SOFR30A + 81 bps), 12/15/39	35,091
31,587(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3807, Class FM, 4.757% (SOFR30A + 61 bps), 2/15/41	31,451
44,442(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3850, Class FC, 4.677% (SOFR30A + 53 bps), 4/15/41	44,133
9,514(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 4.657% (SOFR30A + 51 bps), 5/15/41	9,440
21Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
10(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 4.457% (SOFR30A + 31 bps), 8/15/26	$ 10
18,268(a)	Federal Home Loan Mortgage Corp. REMICs, Series 4002, Class YF, 4.807% (SOFR30A + 66 bps), 2/15/42	18,201
1,523,780(d)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2017-1, Class M2, 4.00%, 1/25/56 (144A)	1,476,637
1,483,630(d)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	1,459,504
2,570,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	2,494,644
1,167,004(d)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 7/25/58 (144A)	1,144,879
1,698,501(d)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	1,671,999
4,940,000(d)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, 8/25/59 (144A)	4,795,787
796,852(d)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, 11/25/59 (144A)	771,531
352,362(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class M2, 5.722% (SOFR30A + 165 bps), 1/25/34 (144A)	353,117
2,110,550(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M2, 5.572% (SOFR30A + 150 bps), 10/25/41 (144A)	2,118,610
59,740(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M1, 4.922% (SOFR30A + 85 bps), 11/25/41 (144A)	59,704
1,340,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 6.172% (SOFR30A + 210 bps), 9/25/41 (144A)	1,346,654
1,835,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.572% (SOFR30A + 250 bps), 1/25/42 (144A)	1,857,937
Victory Pioneer Short Term Income Fund | 11/30/2522

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,000,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class M2, 7.822% (SOFR30A + 375 bps), 2/25/42 (144A)	$ 1,030,874
1,500,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class M2, 8.422% (SOFR30A + 435 bps), 4/25/42 (144A)	1,563,815
55,632(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA6, Class M1A, 6.222% (SOFR30A + 215 bps), 9/25/42 (144A)	55,910
490,936(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-DNA2, Class M1A, 6.142% (SOFR30A + 210 bps), 4/25/43 (144A)	497,571
121,726(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA1, Class M1A, 6.072% (SOFR30A + 200 bps), 5/25/43 (144A)	124,816
145,852(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1A, 6.072% (SOFR30A + 200 bps), 6/25/43 (144A)	146,282
326,652(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA1, Class M1, 5.422% (SOFR30A + 135 bps), 2/25/44 (144A)	327,057
1,024,400(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.122% (SOFR30A + 105 bps), 10/25/44 (144A)	1,026,665
93,521(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.072% (SOFR30A + 100 bps), 10/25/44 (144A)	93,493
2,439,500(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class A1, 5.322% (SOFR30A + 125 bps), 8/25/44 (144A)	2,452,483
707,268(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M1, 5.272% (SOFR30A + 120 bps), 8/25/44 (144A)	708,206
1,220,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M2, 5.872% (SOFR30A + 180 bps), 8/25/44 (144A)	1,226,736
605,125(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class A1, 5.022% (SOFR30A + 95 bps), 1/25/45 (144A)	605,720
1,598,504(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class M1, 5.122% (SOFR30A + 105 bps), 1/25/45 (144A)	1,599,764
23Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,405,250(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA4, Class A1, 4.972% (SOFR30A + 90 bps), 10/25/45 (144A)	$ 1,405,242
2,901,373(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA4, Class M1, 5.172% (SOFR30A + 110 bps), 10/25/45 (144A)	2,899,531
1,137,500(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class A1, 5.022% (SOFR30A + 95 bps), 2/25/45 (144A)	1,138,613
2,960,280(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M1, 5.222% (SOFR30A + 115 bps), 2/25/45 (144A)	2,958,454
13,245(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 237, Class F14, 4.657% (SOFR30A + 51 bps), 5/15/36	13,153
31,705(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F30, 4.557% (SOFR30A + 41 bps), 8/15/36	31,454
11,632(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 244, Class F22, 4.607% (SOFR30A + 46 bps), 12/15/36	11,537
61,317(a)	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-20, Class A7, 4.486% (SOFR30A + 41 bps), 12/25/29	59,741
94,767(d)	Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 2A, 5.435%, 7/25/43	96,383
5,976	Federal National Mortgage Association REMICs, Series 1999-25, Class Z, 6.00%, 6/25/29	6,075
6,393(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 5.086% (SOFR30A + 101 bps), 12/25/31	6,442
3,906(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 4.90% (SOFR30A + 76 bps), 1/18/32	3,914
32,541(a)	Federal National Mortgage Association REMICs, Series 2002-77, Class WF, 4.65% (SOFR30A + 51 bps), 12/18/32	32,459
7,817(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 4.686% (SOFR30A + 61 bps), 1/25/33	7,811
9,507(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 4.686% (SOFR30A + 61 bps), 5/25/33	9,498
Victory Pioneer Short Term Income Fund | 11/30/2524

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
18,049(a)	Federal National Mortgage Association REMICs, Series 2003-63, Class F1, 4.486% (SOFR30A + 41 bps), 11/25/27	$ 18,020
4,465(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 4.536% (SOFR30A + 46 bps), 2/25/33	4,460
784(a)	Federal National Mortgage Association REMICs, Series 2004-28, Class PF, 4.586% (SOFR30A + 51 bps), 3/25/34	784
15,467(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 4.586% (SOFR30A + 51 bps), 7/25/34	15,405
18,383(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 4.486% (SOFR30A + 41 bps), 10/25/35	18,236
12,304(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 4.496% (SOFR30A + 42 bps), 2/25/35	12,274
21,623(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 4.636% (SOFR30A + 56 bps), 6/25/36	21,520
15,320(a)	Federal National Mortgage Association REMICs, Series 2006-81, Class FA, 4.536% (SOFR30A + 46 bps), 9/25/36	15,196
4,900(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 4.756% (SOFR30A + 68 bps), 9/25/36	4,892
6,137(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 4.806% (SOFR30A + 73 bps), 12/25/37	6,137
10,162(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 4.436% (SOFR30A + 36 bps), 3/25/37	10,026
10,567(a)	Federal National Mortgage Association REMICs, Series 2007-14, Class F, 4.546% (SOFR30A + 47 bps), 3/25/37	10,466
31,581(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 4.436% (SOFR30A + 36 bps), 2/25/37	31,168
4,936(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 4.586% (SOFR30A + 51 bps), 5/25/37	4,908
25Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
27,953(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 4.426% (SOFR30A + 35 bps), 6/25/37	$ 27,640
34,851(a)	Federal National Mortgage Association REMICs, Series 2007-58, Class FV, 4.436% (SOFR30A + 36 bps), 6/25/37	34,409
22,457(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 4.386% (SOFR30A + 31 bps), 2/25/37	22,155
30,746(a)	Federal National Mortgage Association REMICs, Series 2007-86, Class FC, 4.756% (SOFR30A + 68 bps), 9/25/37	30,705
28,874(a)	Federal National Mortgage Association REMICs, Series 2007-89, Class F, 4.766% (SOFR30A + 69 bps), 9/25/37	28,847
29,055(a)	Federal National Mortgage Association REMICs, Series 2007-9, Class FB, 4.536% (SOFR30A + 46 bps), 3/25/37	28,775
8,153(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 4.756% (SOFR30A + 68 bps), 9/25/37	8,140
18,703(a)	Federal National Mortgage Association REMICs, Series 2008-53, Class FM, 5.086% (SOFR30A + 101 bps), 7/25/38	18,899
18,275(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 5.406% (SOFR30A + 133 bps), 10/25/38	18,638
96,321(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 4.406% (SOFR30A + 33 bps), 3/25/45	95,499
33,869(d)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.995%, 4/25/45	34,508
21,488(d)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 5.533%, 6/25/45	21,963
61,630(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 4.446% (SOFR30A + 37 bps), 11/25/46	61,130
32,148(a)	Government National Mortgage Association, Series 2005-16, Class FA, 4.324% (1 Month Term SOFR + 36 bps), 2/20/35	31,816
31,922(a)	Government National Mortgage Association, Series 2005-3, Class FC, 4.323% (1 Month Term SOFR + 36 bps), 1/16/35	31,608
Victory Pioneer Short Term Income Fund | 11/30/2526

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
24,280(a)	Government National Mortgage Association, Series 2008-9, Class FA, 4.574% (1 Month Term SOFR + 61 bps), 2/20/38	$ 24,267
37,655(a)	Government National Mortgage Association, Series 2013-51, Class JF, 4.374% (1 Month Term SOFR + 41 bps), 8/20/40	37,053
254,636(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.672% (SOFR30A + 460 bps), 10/25/33 (144A)	261,111
500,000(d)	HOMES Trust, Series 2023-NQM2, Class M1, 7.241%, 2/25/68 (144A)	501,352
400,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	302,615
259,807	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	251,363
15,532(d)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 5.518%, 10/25/34	14,679
82,333(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.569% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	81,115
620,000(e)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	622,974
482(d)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 6.375%, 1/25/29	477
48,313(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 4.709% (1 Month Term SOFR + 75 bps), 1/25/29	42,272
610,000(e)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	612,467
450,000(d)	Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.285%, 5/28/50 (144A)	399,368
480,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	464,971
2,000,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M3, 3.00%, 2/25/37 (144A)	1,923,706
400,000(d)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	392,120
3,820,000(d)	PRKCM Trust, Series 2023-AFC4, Class M1, 7.846%, 11/25/58 (144A)	3,877,157
461,591(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 7.222% (SOFR30A + 315 bps), 12/27/33 (144A)	465,055
588,358(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 7.772% (SOFR30A + 370 bps), 11/25/31 (144A)	595,306
27Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
271,317(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 6.772% (SOFR30A + 270 bps), 7/25/33 (144A)	$ 272,409
460,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1B, 8.422% (SOFR30A + 435 bps), 7/25/33 (144A)	473,427
234,934(a)	Radnor Re, Ltd., Series 2024-1, Class M1A, 6.072% (SOFR30A + 200 bps), 9/25/34 (144A)	235,148
710,000(a)	Radnor Re, Ltd., Series 2024-1, Class M1B, 6.972% (SOFR30A + 290 bps), 9/25/34 (144A)	714,849
153,724(a)	RESI Finance LP, Series 2003-CB1, Class B3, 5.522% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	129,092
541,861(d)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	520,961
505,000(e)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30 (144A)	506,343
460,000(e)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762%, 4/25/30 (144A)	463,947
131,706(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 6.972% (SOFR30A + 290 bps), 2/25/34 (144A)	131,997
608,816(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.472% (SOFR30A + 340 bps), 11/25/33 (144A)	614,045
3,284,000(d)	Verus Securitization Trust, Series 2024-3, Class M1, 6.887%, 4/25/69 (144A)	3,330,932
2,000,000(d)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	1,964,273
86,067(d)	Vista Point Securitization Trust, Series 2020-2, Class A3, 2.496%, 4/25/65 (144A)	83,347
	Total Collateralized Mortgage Obligations (Cost $92,812,028)	$93,235,804

	Commercial Mortgage-Backed Securities—10.0% of Net Assets
2,170,000(a)	Acrec LLC, Series 2025-FL3, Class A, 5.273% (1 Month Term SOFR + 131 bps), 8/18/42 (144A)	$ 2,169,991
322,729(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.227% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	322,730
1,910,000(a)	ACRES LLC, Series 2025-FL3, Class A, 5.582% (1 Month Term SOFR + 162 bps), 8/18/40 (144A)	1,914,762
4,365,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class B, 7.147% (1 Month Term SOFR + 319 bps), 1/20/41 (144A)	4,363,755
Victory Pioneer Short Term Income Fund | 11/30/2528

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,149,149(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 5.423% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	$ 1,149,157
1,580,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class B, 6.073% (1 Month Term SOFR + 211 bps), 11/15/36 (144A)	1,580,591
650,700(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A, 5.592% (SOFR30A + 145 bps), 1/15/37 (144A)	650,724
1,349,605(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 5.645% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	1,349,809
6,020,000(a)	AREIT, Ltd., Series 2025-CRE10, Class A, 5.347% (1 Month Term SOFR + 139 bps), 12/17/29 (144A)	6,030,655
337,852(e)(g)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
725,000(a)	BDS LLC, Series 2024-FL13, Class A, 5.535% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	726,564
535,987(a)	BRSP, Ltd., Series 2021-FL1, Class A, 5.223% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	534,662
1,630,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.597% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	1,632,038
4,735,000	BWAY Mortgage Trust, Series 2013-1515, Class B, 3.473%, 3/10/33 (144A)	4,430,589
1,900,476(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 5.65% (1 Month Term SOFR + 169 bps), 8/15/41 (144A)	1,902,848
1,870,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, 5.282% (1 Month Term SOFR + 132 bps), 1/15/42 (144A)	1,868,832
890,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.349% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	886,441
1,707,000(a)	BX Trust, Series 2021-ARIA, Class D, 5.969% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	1,705,942
1,230,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.216% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	1,228,590
2,000,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.80% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	2,004,325
2,520,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class B, 6.752% (1 Month Term SOFR + 279 bps), 6/18/42 (144A)	2,532,519
495,017(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 6.266% (SOFR30A + 206 bps), 3/25/25 (144A)	509,588
29Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,387,366(a)	FS Rialto, Series 2021-FL3, Class A, 5.323% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	$ 1,387,646
3,910,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 5.589% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	3,933,214
2,250,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.344% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	2,249,309
2,410,000(a)	Greystone CRE Notes LLC, Series 2025-FL4, Class B, 6.548% (1 Month Term SOFR + 259 bps), 1/15/43 (144A)	2,414,740
1,843,876(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 5.33% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	1,843,266
1,684,784(a)	HIH Trust, Series 2024-61P, Class A, 5.801% (1 Month Term SOFR + 184 bps), 10/15/41 (144A)	1,688,996
860,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.50% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	860,268
1,110,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 5.90% (1 Month Term SOFR + 194 bps), 5/15/37 (144A)	1,110,346
950,000(d)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774%, 5/10/39 (144A)	964,207
3,175,000(d)	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324%, 5/10/39 (144A)	3,224,079
1,105,000(d)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471%, 5/10/39 (144A)	1,129,895
1,150,000(a)	HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 5.80% (1 Month Term SOFR + 184 bps), 9/15/41 (144A)	1,151,667
496,781(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.166% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	381,280
1,907,208(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class B, 5.738% (1 Month Term SOFR + 178 bps), 11/15/38 (144A)	1,908,390
1,147,000(d)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class C, 5.99%, 10/5/39 (144A)	1,151,942
160,000(d)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.99%, 10/5/39 (144A)	160,003
Victory Pioneer Short Term Income Fund | 11/30/2530

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,385,136(a)	KREF, Ltd., Series 2022-FL3, Class A, 5.41% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	$ 1,385,201
3,020,000(a)(c)	LMNT CRE LLC, Series 2025-FL3, Class A, 5.55% (1 Month Term SOFR + 155 bps), 7/21/43 (144A)	3,020,000
3,020,000(a)(c)	LMNT CRE LLC, Series 2025-FL3, Class AS, 5.90% (1 Month Term SOFR + 190 bps), 7/21/43 (144A)	3,020,000
890,000(a)	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.344% (1 Month Term SOFR + 139 bps), 8/17/42 (144A)	890,122
552,491(a)	LoanCore Issuer, Ltd., Series 2022-CRE7, Class A, 5.692% (SOFR30A + 155 bps), 1/17/37 (144A)	552,489
715,000(a)	MCR Mortgage Trust, Series 2024-HF1, Class A, 5.752% (1 Month Term SOFR + 179 bps), 12/15/41 (144A)	716,564
817,778(a)	MCR Mortgage Trust, Series 2024-HTL, Class A, 5.717% (1 Month Term SOFR + 176 bps), 2/15/37 (144A)	817,777
991,001(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 6.367% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	991,001
1,230,000	MCR Mortgage Trust, Series 2024-TWA, Class D, 7.402%, 6/12/39 (144A)	1,245,151
3,067,000(a)	MF1 LLC, Series 2024-FL14, Class A, 5.696% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	3,075,689
1,720,000(a)	MF1, Ltd., Series 2021-FL6, Class C, 5.927% (1 Month Term SOFR + 196 bps), 7/16/36 (144A)	1,715,755
819,746(a)	MF1, Ltd., Series 2021-FL7, Class A, 5.153% (1 Month Term SOFR + 119 bps), 10/16/36 (144A)	819,452
1,997,711(a)	MF1, Ltd., Series 2022-FL8, Class A, 5.31% (1 Month Term SOFR + 135 bps), 2/19/37 (144A)	1,997,703
4,911,614(a)	MF1, Ltd., Series 2024-FL15, Class A, 5.651% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	4,925,661
3,430,000(a)	MF1, Ltd., Series 2024-FL16, Class A, 5.504% (1 Month Term SOFR + 154 bps), 11/18/39 (144A)	3,439,601
320,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 5.838% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	293,352
285,911(a)	PFP, Ltd., Series 2024-11, Class A, 5.804% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	286,560
1,810,000(d)	PRM Trust, Series 2025-PRM6, Class D, 5.867%, 7/5/33 (144A)	1,816,684
700,000(d)	PRM Trust, Series 2025-PRM6, Class E, 6.803%, 7/5/33 (144A)	700,711
31Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,125,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class B, 5.869% (1 Month Term SOFR + 191 bps), 11/25/36 (144A)	$ 1,124,671
875,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.019% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	874,002
590,000(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 7.486% (1 Month Term SOFR + 353 bps), 10/25/39 (144A)	590,587
3,160,000(a)	SHR Trust, Series 2024-LXRY, Class A, 5.909% (1 Month Term SOFR + 195 bps), 10/15/41 (144A)	3,161,975
50,401(d)	Silver Hill Trust, Series 2019-1, Class A1, 3.102%, 11/25/49 (144A)	50,109
3,210,088(a)	SKY Trust, Series 2025-LINE, Class A, 6.548% (1 Month Term SOFR + 259 bps), 4/15/42 (144A)	3,224,832
1,184,107(d)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	1,199,546
700,000(d)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.924%, 12/10/34 (144A)	706,921
876,540(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 5.613% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	876,536
3,120,000(a)	TRTX Issuer, Ltd., Series 2025-FL6, Class A, 5.499% (1 Month Term SOFR + 154 bps), 9/18/42 (144A)	3,122,557
2,390,000(a)	TRTX Issuer, Ltd., Series 2025-FL7, Class A, 5.48% (1 Month Term SOFR + 145 bps), 6/18/43 (144A)	2,389,988
433,512(d)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61%, 2/25/50 (144A)	403,752
358,513(d)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	357,447
561,309(d)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	566,946
768,673(d)	Velocity Commercial Capital Loan Trust, Series 2024-2, Class A, 6.58%, 4/25/54 (144A)	778,851
1,774,610(d)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	1,787,864
2,340,510(d)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	2,368,136
Victory Pioneer Short Term Income Fund | 11/30/2532

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
996,028(a)(f)	XCALI Mortgage Trust, Series 2019-1, Class A, 7.849% (1 Month Term SOFR + 386 bps), 4/30/26 (144A)	$ 69,722
94,358(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.354% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	94,096
	Total Commercial Mortgage-Backed Securities (Cost $121,365,257)	$120,512,371

	Corporate Bonds — 36.3% of Net Assets
	Aerospace & Defense — 0.5%
4,500,000	Boeing Co., 2.75%, 2/1/26	$ 4,486,958
1,000,000	Boeing Co., 6.259%, 5/1/27	1,027,325
	Total Aerospace & Defense	$5,514,283

	Agriculture — 0.7%
3,100,000	BAT Capital Corp., 4.70%, 4/2/27	$ 3,118,661
5,800,000	Philip Morris International, Inc., 4.375%, 11/1/27	5,850,931
	Total Agriculture	$8,969,592

	Airlines — 0.1%
1,020,064	United Airlines Pass-Through Trust, 4.875%, 1/15/26	$ 1,020,142
	Total Airlines	$1,020,142

	Auto Manufacturers — 3.0%
1,245,000	American Honda Finance Corp., 4.25%, 9/1/28	$ 1,251,702
2,500,000	American Honda Finance Corp., 4.45%, 10/22/27	2,519,928
3,000,000(a)	American Honda Finance Corp., 4.60% (SOFR + 55 bps), 5/11/26	3,003,152
3,600,000	BMW US Capital LLC, 4.60%, 8/13/27 (144A)	3,635,306
2,450,000	Daimler Truck Finance North America LLC, 4.95%, 1/13/28 (144A)	2,486,511
950,000	Daimler Truck Finance North America LLC, 5.00%, 1/15/27 (144A)	959,030
1,640,000	Daimler Truck Finance North America LLC, 5.125%, 9/25/27 (144A)	1,665,945
2,800,000	General Motors Financial Co., Inc., 5.35%, 7/15/27	2,847,817
3,150,000	General Motors Financial Co., Inc., 5.40%, 5/8/27	3,201,811
1,600,000	Hyundai Capital America, 4.30%, 9/24/27 (144A)	1,602,790
1,000,000	Hyundai Capital America, 5.25%, 1/8/27 (144A)	1,011,281
1,200,000	Hyundai Capital America, 5.275%, 6/24/27 (144A)	1,219,513
1,000,000	Hyundai Capital America, 5.30%, 3/19/27 (144A)	1,013,762
1,460,000	Hyundai Capital America, 5.50%, 3/30/26 (144A)	1,466,048
33Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
550,000	Hyundai Capital Services, Inc., 5.125%, 2/5/27 (144A)	$ 555,333
3,200,000	Mercedes-Benz Finance North America LLC, 4.75%, 8/1/27 (144A)	3,240,489
1,315,000	Toyota Motor Credit Corp., 4.55%, 8/7/26	1,320,689
1,815,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26 (144A)	1,822,854
1,000,000	Volkswagen Group of America Finance LLC, 5.40%, 3/20/26 (144A)	1,003,559
	Total Auto Manufacturers	$35,827,520

	Auto Parts & Equipment — 0.3%
3,200,000	LG Energy Solution, Ltd., 5.25%, 4/2/28 (144A)	$ 3,261,087
	Total Auto Parts & Equipment	$3,261,087

	Banks — 15.5%
1,300,000(d)	ABN AMRO Bank NV, 6.339% (1 Year CMT Index + 165 bps), 9/18/27 (144A)	$ 1,321,766
2,050,000	Bank of America Corp., 4.25%, 10/22/26	2,054,371
4,900,000(d)	Bank of America Corp., 4.979% (SOFR + 83 bps), 1/24/29	4,991,601
1,639,000(d)	Bank of America Corp., 5.08% (SOFR + 129 bps), 1/20/27	1,640,602
900,000(d)	Bank of America Corp., 5.933% (SOFR + 134 bps), 9/15/27	912,554
4,400,000(d)	Bank of Montreal, 4.567% (SOFR + 88 bps), 9/10/27	4,415,558
3,400,000(d)	Bank of New York Mellon Corp., 4.89% (SOFR + 84 bps), 7/21/28	3,452,875
1,800,000(d)	Bank of New York Mellon Corp., 4.947% (SOFR + 103 bps), 4/26/27	1,806,806
5,510,000(d)	Bank of Nova Scotia, 4.043% (SOFR + 76 bps), 9/15/28	5,502,814
2,450,000(a)	Banque Federative du Credit Mutuel S.A., 5.185% (SOFR + 107 bps), 2/16/28 (144A)	2,464,090
2,000,000	Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/26 (144A)	2,021,897
2,900,000(d)	Barclays Plc, 4.837% (SOFR + 134 bps), 9/10/28	2,932,332
1,900,000(d)	Barclays Plc, 5.086% (SOFR + 96 bps), 2/25/29	1,935,904
2,540,000(d)	Barclays Plc, 5.829% (SOFR + 221 bps), 5/9/27	2,557,293
1,600,000(d)	Barclays Plc, 6.496% (SOFR + 188 bps), 9/13/27	1,627,346
3,000,000	BNP Paribas S.A., 4.375%, 5/12/26 (144A)	2,999,244
2,100,000	BNP Paribas S.A., 4.625%, 3/13/27 (144A)	2,106,481
1,600,000(d)	BPCE S.A., 5.975% (SOFR + 210 bps), 1/18/27 (144A)	1,603,036
Victory Pioneer Short Term Income Fund | 11/30/2534

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
3,000,000(d)	CaixaBank S.A., 6.684% (SOFR + 208 bps), 9/13/27 (144A)	$ 3,057,116
1,300,000(d)	Canadian Imperial Bank of Commerce, 4.243% (SOFR + 60 bps), 9/8/28	1,303,213
2,000,000(d)	Canadian Imperial Bank of Commerce, 4.508% (SOFR + 93 bps), 9/11/27	2,005,555
3,300,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/27	3,364,301
2,200,000(d)	Citigroup, Inc., 3.887% (3 Month Term SOFR + 182 bps), 1/10/28	2,194,189
3,195,000(d)	Citigroup, Inc., 4.643% (SOFR + 114 bps), 5/7/28	3,217,725
5,700,000(d)	Citigroup, Inc., 4.786% (SOFR + 87 bps), 3/4/29	5,780,578
5,100,000(d)	Citizens Bank NA, 4.575% (SOFR + 200 bps), 8/9/28	5,136,312
3,250,000(a)	Cooperatieve Rabobank UA, 4.886% (SOFR + 71 bps), 3/5/27	3,274,366
1,960,000(d)	Fifth Third Bank NA, 4.967% (SOFR + 81 bps), 1/28/28	1,977,646
1,650,000(d)	Goldman Sachs Bank USA/New York NY, 5.283% (SOFR + 78 bps), 3/18/27	1,655,250
1,300,000(d)	Goldman Sachs Bank USA/New York NY, 5.414% (SOFR + 75 bps), 5/21/27	1,307,858
4,600,000(d)	HSBC Holdings Plc, 5.13% (SOFR + 104 bps), 11/19/28	4,684,886
1,500,000(d)	HSBC Holdings Plc, 5.21% (SOFR + 261 bps), 8/11/28	1,524,133
2,500,000(d)	ING Groep NV, 6.083% (SOFR + 156 bps), 9/11/27	2,535,648
1,300,000(d)	JPMorgan Chase & Co., 3.96% (3 Month Term SOFR + 151 bps), 1/29/27	1,299,172
3,670,000(d)	JPMorgan Chase & Co., 4.915% (SOFR + 80 bps), 1/24/29	3,740,197
3,400,000(a)	JPMorgan Chase & Co., 4.974% (SOFR + 86 bps), 10/22/28	3,415,904
1,255,000(d)	JPMorgan Chase & Co., 4.979% (SOFR + 93 bps), 7/22/28	1,273,798
1,520,000(a)	JPMorgan Chase & Co., 5.034% (SOFR + 92 bps), 4/22/28	1,529,901
500,000(d)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	505,128
1,130,000	JPMorgan Chase Bank NA, 5.11%, 12/8/26	1,142,508
1,500,000	KeyBank NA, 4.70%, 1/26/26	1,500,359
2,000,000(d)	Lloyds Banking Group Plc, 5.087% (1 Year CMT Index + 85 bps), 11/26/28	2,036,015
35Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Banks — (continued)
1,380,000(d)	Lloyds Banking Group Plc, 5.462% (1 Year CMT Index + 138 bps), 1/5/28	$ 1,399,248
2,030,000(d)	Lloyds Banking Group Plc, 5.985% (1 Year CMT Index + 148 bps), 8/7/27	2,054,467
1,340,000	Macquarie Bank, Ltd., 5.391%, 12/7/26 (144A)	1,360,253
2,800,000(d)	Mitsubishi UFJ Financial Group, Inc., 5.017% (1 Year CMT Index + 195 bps), 7/20/28	2,840,398
3,500,000(a)	Morgan Stanley, 5.14% (SOFR + 102 bps), 4/13/28	3,516,835
1,400,000(d)	Morgan Stanley Bank NA, 4.952% (SOFR + 108 bps), 1/14/28	1,412,289
1,000,000(d)	Morgan Stanley Bank NA, 4.968% (SOFR + 93 bps), 7/14/28	1,014,067
1,000,000(a)	Morgan Stanley Bank NA, 5.005% (SOFR + 87 bps), 5/26/28	1,002,832
2,500,000(d)	Morgan Stanley Bank NA, 5.016% (SOFR + 91 bps), 1/12/29	2,547,246
2,780,000(d)	Morgan Stanley Bank NA, 5.504% (SOFR + 87 bps), 5/26/28	2,837,273
4,100,000(d)	National Bank of Canada, 5.60% (SOFR + 104 bps), 7/2/27	4,134,134
1,000,000(a)	NatWest Group Plc, 5.381% (SOFR + 125 bps), 3/1/28	1,006,175
2,140,000(d)	NatWest Group Plc, 5.847% (1 Year CMT Index + 135 bps), 3/2/27	2,148,119
2,300,000	NatWest Markets Plc, 5.416%, 5/17/27 (144A)	2,346,303
2,600,000	Nordea Bank Abp, 5.00%, 3/19/27 (144A)	2,638,354
1,610,000(d)	PNC Financial Services Group, Inc., 4.758% (SOFR + 109 bps), 1/26/27	1,610,803
3,700,000(d)	PNC Financial Services Group, Inc., 5.102% (SOFR + 80 bps), 7/23/27	3,720,418
400,000(d)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	405,441
2,800,000(d)	Royal Bank of Canada, 4.51% (SOFR + 72 bps), 10/18/27	2,811,227
1,610,000(d)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	1,577,178
1,560,000(d)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	1,572,451
4,300,000(d)	Societe Generale S.A., 5.50% (1 Year CMT Index + 120 bps), 4/13/29 (144A)	4,403,931
3,700,000(d)	Standard Chartered Plc, 5.545% (1 Year CMT Index + 105 bps), 1/21/29 (144A)	3,797,623
Victory Pioneer Short Term Income Fund | 11/30/2536

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,225,000(d)	Standard Chartered Plc, 5.688% (1 Year CMT Index + 105 bps), 5/14/28 (144A)	$ 1,249,679
1,000,000(a)	State Street Corp., 4.754% (SOFR + 64 bps), 10/22/27	1,004,232
1,800,000	Swedbank AB, 6.136%, 9/12/26 (144A)	1,828,981
4,000,000	Toronto-Dominion Bank, 4.574%, 6/2/28	4,052,310
2,100,000	Toronto-Dominion Bank, 5.532%, 7/17/26	2,119,953
2,800,000(d)	Truist Financial Corp., 6.047% (SOFR + 205 bps), 6/8/27	2,825,439
1,240,000(d)	UBS AG, 4.864% (SOFR + 72 bps), 1/10/28	1,250,258
2,000,000(d)	UBS Group AG, 5.711% (1 Year CMT Index + 155 bps), 1/12/27 (144A)	2,002,763
3,300,000(d)	US Bancorp, 6.787% (SOFR + 188 bps), 10/26/27	3,377,345
3,150,000(d)	US Bank NA, 4.73% (SOFR + 91 bps), 5/15/28	3,178,514
2,780,000(a)	US Bank NA, 4.804% (SOFR + 69 bps), 10/22/27	2,787,551
1,390,000(a)	Wells Fargo & Co., 5.184% (SOFR + 107 bps), 4/22/28	1,398,132
900,000	Wells Fargo Bank NA, 5.254%, 12/11/26	911,669
1,600,000	Wells Fargo Bank NA, 5.45%, 8/7/26	1,613,933
	Total Banks	$187,566,152

	Building Materials — 0.4%
2,810,000	Amrize Finance US LLC, 4.70%, 4/7/28 (144A)	$ 2,844,752
1,800,000	Owens Corning, 3.40%, 8/15/26	1,789,830
	Total Building Materials	$4,634,582

	Chemicals — 0.2%
1,666,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	$ 1,741,720
	Total Chemicals	$1,741,720

	Commercial Services — 0.5%
3,215,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	$ 3,271,588
2,857,000	Element Fleet Management Corp., 6.271%, 6/26/26 (144A)	2,883,455
	Total Commercial Services	$6,155,043

	Computers — 0.1%
1,595,000	Dell, Inc., 7.10%, 4/15/28	$ 1,697,746
	Total Computers	$1,697,746

	Diversified Financial Services — 3.2%
2,300,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	$ 2,344,089
37Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
1,600,000	Air Lease Corp., 3.75%, 6/1/26	$ 1,595,643
1,130,000	Air Lease Corp., 5.30%, 6/25/26	1,136,737
2,700,000	Ally Financial, Inc., 4.75%, 6/9/27	2,714,279
3,130,000(d)	Ally Financial, Inc., 5.737% (SOFR + 196 bps), 5/15/29	3,200,661
2,100,000	Ally Financial, Inc., 7.10%, 11/15/27	2,199,181
3,000,000(d)	American Express Co., 5.043% (SOFR + 93 bps), 7/26/28	3,050,174
1,075,000(d)	American Express Co., 5.389% (SOFR + 97 bps), 7/28/27	1,084,532
1,600,000	Avolon Holdings Funding, Ltd., 4.25%, 4/15/26 (144A)	1,598,649
3,800,000	Avolon Holdings Funding, Ltd., 4.375%, 5/1/26 (144A)	3,797,295
1,800,000(d)	Capital One Financial Corp., 4.927% (SOFR + 206 bps), 5/10/28	1,818,911
1,100,000(d)	Capital One Financial Corp., 7.149% (SOFR + 244 bps), 10/29/27	1,127,802
907,618	HOA NewCo LLC, 7.432%, 11/22/55 (144A)	22,500
2,100,000	Jefferies Financial Group, Inc., 4.85%, 1/15/27	2,112,004
1,490,000	Jefferies Financial Group, Inc., 6.45%, 6/8/27	1,533,717
1,590,000	LPL Holdings, Inc., 5.70%, 5/20/27	1,619,792
2,700,000	Lseg US Fin Corp., 4.875%, 3/28/27 (144A)	2,728,067
3,300,000	Nomura Holdings, Inc., 5.594%, 7/2/27	3,368,424
1,015,000	Nomura Holdings, Inc., 5.709%, 1/9/26	1,016,298
	Total Diversified Financial Services	$38,068,755

	Electric — 1.5%
500,000(e)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$ 502,513
1,750,000	Ameren Corp., 5.70%, 12/1/26	1,776,321
3,600,000	DTE Energy Co., 4.95%, 7/1/27	3,643,866
2,150,000	Evergy Kansas Central, Inc., 4.70%, 3/13/28	2,174,620
2,400,000	NextEra Energy Capital Holdings, Inc., 4.685%, 9/1/27	2,425,402
4,935,000	Vistra Operations Co. LLC, 3.70%, 1/30/27 (144A)	4,895,668
1,500,000	Vistra Operations Co. LLC, 5.05%, 12/30/26 (144A)	1,512,976
869,000	WEC Energy Group, Inc., 5.60%, 9/12/26	878,042
	Total Electric	$17,809,408

	Environmental Control — 0.5%
5,800,000	Waste Management, Inc., 4.50%, 3/15/28	$ 5,880,524
	Total Environmental Control	$5,880,524

Victory Pioneer Short Term Income Fund | 11/30/2538

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Gas — 0.7%
2,051,000	Brooklyn Union Gas Co., 3.407%, 3/10/26 (144A)	$ 2,045,924
3,000,000	Brooklyn Union Gas Co., 4.632%, 8/5/27 (144A)	3,017,403
3,000,000	Public Service Co. of North Carolina, Inc., 6.99%, 1/15/26	3,005,987
	Total Gas	$8,069,314

	Hand & Machine Tools — 0.1%
1,620,000	Regal Rexnord Corp., 6.05%, 2/15/26	$ 1,623,745
	Total Hand & Machine Tools	$1,623,745

	Insurance — 2.6%
3,600,000	Athene Global Funding, 4.95%, 1/7/27 (144A)	$ 3,628,505
1,230,000	Athene Global Funding, 5.349%, 7/9/27 (144A)	1,248,267
1,300,000	Athene Global Funding, 5.516%, 3/25/27 (144A)	1,318,773
3,800,000	Brown & Brown, Inc., 4.70%, 6/23/28	3,836,775
2,600,000	CNO Global Funding, 4.375%, 9/8/28 (144A)	2,607,031
1,005,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	1,016,921
3,100,000	CNO Global Funding, 5.875%, 6/4/27 (144A)	3,174,991
5,000,000	Fortitude Global Funding, 4.625%, 10/6/28 (144A)	5,003,676
2,750,000(a)	MassMutual Global Funding II, 4.862% (SOFR + 74 bps), 4/9/27 (144A)	2,762,532
1,900,000	Met Tower Global Funding, 4.85%, 1/16/27 (144A)	1,916,998
2,000,000	Metropolitan Life Global Funding I, 5.05%, 6/11/27 (144A)	2,031,049
1,000,000	Pricoa Global Funding I, 5.55%, 8/28/26 (144A)	1,011,056
2,400,000	Principal Life Global Funding II, 5.00%, 1/16/27 (144A)	2,425,659
	Total Insurance	$31,982,233

	Internet — 0.1%
1,000,000	Expedia Group, Inc., 4.625%, 8/1/27	$ 1,006,449
	Total Internet	$1,006,449

	Leisure Time — 0.4%
5,000,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	$ 5,088,592
	Total Leisure Time	$5,088,592

	Lodging — 0.4%
5,200,000	Hyatt Hotels Corp., 5.05%, 3/30/28	$ 5,290,617
	Total Lodging	$5,290,617

39Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Machinery-Diversified — 0.2%
2,600,000	AGCO Corp., 5.45%, 3/21/27	$ 2,633,168
	Total Machinery-Diversified	$2,633,168

	Mining — 0.5%
1,303,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	$ 1,312,883
2,400,000	Glencore Funding LLC, 5.338%, 4/4/27 (144A)	2,438,249
2,650,000	Rio Tinto Finance USA Plc, 4.50%, 3/14/28	2,681,622
	Total Mining	$6,432,754

	Office & Business Equipment — 0.1%
1,750,000	CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	$ 1,721,547
	Total Office & Business Equipment	$1,721,547

	Oil & Gas — 0.2%
2,000,000	Repsol E&P Capital Markets US LLC, 4.805%, 9/16/28 (144A)	$ 2,016,148
	Total Oil & Gas	$2,016,148

	Pharmaceuticals — 0.2%
2,851,000	CVS Health Corp., 3.625%, 4/1/27	$ 2,831,238
	Total Pharmaceuticals	$2,831,238

	Pipelines — 1.6%
2,000,000	Energy Transfer LP, 4.75%, 1/15/26	$ 2,000,218
2,100,000	Energy Transfer LP, 6.05%, 12/1/26	2,136,525
1,800,000	MPLX LP, 4.125%, 3/1/27	1,798,260
4,000,000	ONEOK, Inc., 4.25%, 9/24/27	4,009,409
2,700,000	Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	2,800,127
2,000,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	2,000,731
3,300,000	Western Midstream Operating LP, 4.65%, 7/1/26	3,303,567
1,600,000	Williams Cos., Inc., 3.75%, 6/15/27	1,589,174
	Total Pipelines	$19,638,011

	REITS — 0.1%
1,700,000	Healthcare Realty Holdings LP, 3.50%, 8/1/26	$ 1,689,432
	Total REITS	$1,689,432

	Retail — 0.4%
3,200,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$ 3,175,678
1,800,000	O'Reilly Automotive, Inc., 5.75%, 11/20/26	1,827,756
	Total Retail	$5,003,434

Victory Pioneer Short Term Income Fund | 11/30/2540

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors — 1.4%
2,850,000	Broadcom, Inc., 5.05%, 7/12/27	$ 2,898,493
2,450,000	Microchip Technology, Inc., 4.90%, 3/15/28	2,484,899
5,050,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 8/19/28	5,064,729
3,000,000	SK Hynix, Inc., 6.25%, 1/17/26 (144A)	3,007,077
3,000,000	SK Hynix, Inc., 6.375%, 1/17/28 (144A)	3,131,240
	Total Semiconductors	$16,586,438

	Software — 0.1%
1,677,000	Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	$ 1,668,933
	Total Software	$1,668,933

	Telecommunications — 0.6%
4,200,000	NBN Co., Ltd., 4.00%, 10/1/27 (144A)	$ 4,189,453
3,000,000	T-Mobile USA, Inc., 3.75%, 4/15/27	2,986,321
	Total Telecommunications	$7,175,774

	Trucking & Leasing — 0.1%
390,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27 (144A)	$ 394,456
825,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	829,937
	Total Trucking & Leasing	$1,224,393

	Total Corporate Bonds (Cost $436,051,434)	$439,828,774

	Insurance-Linked Securities — 0.1% of Net Assets#
	Event Linked Bonds — 0.1%
	Multiperil – U.S. — 0.1%
250,000(a)	Residential Re, 9.576%, (3 Month U.S. Treasury Bill + 578 bps), 12/8/25 (144A)	$ 249,625
250,000(a)	Sanders Re III, 7.13%, (BRMMUSDF + 334 bps), 4/7/26 (144A)	252,075
		$501,700

	Multiperil – U.S. Regional — 0.0%†
250,000(a)	Long Point Re IV, 8.04%, (BRMMUSDF + 425 bps), 6/1/26 (144A)	$ 252,250
146,591(a)	Matterhorn Re, 5.29%, (BRMMUSDF + 150 bps), 1/8/27 (144A)	130,569
		$382,819

41Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	Windstorm – Florida — 0.0%†
154,720(a)	Integrity Re, 4.28%, (FHMMUSTF + 50 bps), 6/6/30 (144A)	$ 77,360
	Total Event Linked Bonds	$961,879

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
185,015(h)+	Alturas Re 2022-2, 12/31/27	$ 6,494
363,953(i)(j)+	Merion Re 2022-2, 12/31/27	275,512
500,000(h)(i)+	Thopas Re 2020, 12/31/25	2,250
250,000(h)+	Thopas Re 2021, 12/31/25	1,200
250,000(h)+	Thopas Re 2022, 12/31/27	—
		$285,456

	Total Reinsurance Sidecars	$285,456

	Total Insurance-Linked Securities (Cost $1,345,710)	$1,247,335

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 9.9% of Net Assets
6,100	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	$ 6,285
906,734	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	940,801
1,337,728	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	1,380,178
1,109,872	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	1,145,430
76,603	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	78,864
677(a)	Federal Home Loan Mortgage Corp., 6.236%, (1 Year CMT Index + 225 bps), 11/1/31	691
35(a)	Federal Home Loan Mortgage Corp., 6.423%, (1 Year CMT Index + 236 bps), 1/1/28	35
1,919,349	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	2,002,058
2,623,987	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	2,753,774
2,168,428	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	2,270,997
197,740	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	206,250
499,251	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	520,405
597,249	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	620,716
754,795	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	785,593
Victory Pioneer Short Term Income Fund | 11/30/2542

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
197,815	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	$ 205,006
554,459	Federal Home Loan Mortgage Corp., 6.500%, 10/1/54	584,477
63,413	Federal National Mortgage Association, 3.000%, 3/1/47	58,415
4,300,000	Federal National Mortgage Association, 3.000%, 12/1/55 (TBA)	3,818,465
4,100,000	Federal National Mortgage Association, 3.500%, 12/1/55 (TBA)	3,791,867
3,795(a)	Federal National Mortgage Association, 4.893%, (ECOFC + 193 bps), 12/1/36	3,763
5,900,000	Federal National Mortgage Association, 5.000%, 12/1/55 (TBA)	5,887,468
5,243	Federal National Mortgage Association, 5.500%, 12/1/35	5,314
30,975	Federal National Mortgage Association, 5.500%, 8/1/37	32,247
3,700,000	Federal National Mortgage Association, 5.500%, 12/1/40 (TBA)	3,786,404
1,326,207	Federal National Mortgage Association, 5.500%, 10/1/54	1,361,540
6,000,000	Federal National Mortgage Association, 5.500%, 12/1/55 (TBA)	6,075,636
3,655	Federal National Mortgage Association, 6.000%, 4/1/38	3,860
725,904	Federal National Mortgage Association, 6.000%, 5/1/53	750,035
1,833,757	Federal National Mortgage Association, 6.000%, 9/1/54	1,892,509
1,591,244	Federal National Mortgage Association, 6.000%, 9/1/54	1,641,738
707,905	Federal National Mortgage Association, 6.000%, 10/1/54	735,522
4,777(a)	Federal National Mortgage Association, 6.473%, (1 year FTSE USD IBOR Consumer Cash Fallbacks + 176 bps), 7/1/36	4,899
20,694	Federal National Mortgage Association, 6.500%, 4/1/29	21,049
666	Federal National Mortgage Association, 6.500%, 7/1/32	689
2,214,911	Federal National Mortgage Association, 6.500%, 12/1/53	2,308,627
43Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,551,495	Federal National Mortgage Association, 6.500%, 3/1/54	$ 1,607,602
1,136,041	Federal National Mortgage Association, 6.500%, 4/1/54	1,180,843
2,258,800	Federal National Mortgage Association, 6.500%, 6/1/54	2,344,532
716(a)	Federal National Mortgage Association, 6.713%, (1 Year CMT Index + 246 bps), 4/1/28	721
7,017	Federal National Mortgage Association, 7.000%, 1/1/36	7,436
3,600,000	Government National Mortgage Association, 6.000%, 12/20/55 (TBA)	3,669,121
3,200,000	Government National Mortgage Association, 6.500%, 12/20/55 (TBA)	3,298,622
11,117	Government National Mortgage Association I, 6.000%, 12/15/31	11,568
25,332	Government National Mortgage Association I, 6.000%, 11/15/36	26,658
2,972	Government National Mortgage Association I, 6.500%, 5/15/31	3,086
4,341	Government National Mortgage Association I, 6.500%, 7/15/35	4,533
6,689	Government National Mortgage Association I, 6.500%, 10/15/37	6,959
7,000,000	U.S. Treasury Bonds, 6.375%, 8/15/27	7,331,133
41,000,000	U.S. Treasury Notes, 4.125%, 1/31/27	41,235,430
13,000,000	U.S. Treasury Notes, 4.875%, 4/30/26	13,057,103
	Total U.S. Government and Agency Obligations (Cost $118,819,097)	$119,466,954

Victory Pioneer Short Term Income Fund | 11/30/2544

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value

	SHORT TERM INVESTMENTS — 8.1% of Net Assets
	Repurchase Agreements — 1.6%
9,700,000	Bank of America, 4.09%, dated 11/28/25,
to be purchased on 12/1/25 for $9,703,306, collateralized by the following:
$4,461,800, Federal Home Loan Mortgage Corporation, 4.82%, 11/1/53,
$3,487,377, Federal National Mortgage Association, 3.78%, 9/1/33,
	$1,944,824, Government National Mortgage Association, 3.00%-6.50%, 1/15/45-4/20/75	$ 9,700,000
9,700,000	RBC Dominion Securities Inc., 4.09%, dated 11/28/25, to be purchased on 12/1/25 for $9,703,306, collateralized by $9,897,382, U.S. Treasury Note, 3.75%, 6/30/27	9,700,000
		$19,400,000

	Commercial Paper — 6.5%
6,000,000(k)	AvalonBay Communities, Inc., 4.083%, 12/1/25	$ 5,997,981
6,000,000(k)	CenterPoint Energy Resources Corp., 4.002%, 12/1/25	5,997,993
6,000,000(k)	Duke Energy Corp., 4.012%, 12/1/25	5,998,017
6,000,000(k)	ERAC USA Finance LLC, 4.101%, 12/1/25	5,997,946
6,000,000(k)	ERP Operating LP, 4.022%, 12/1/25	5,997,972
6,000,000(k)	Fiserv, Inc., 4.072%, 12/1/25	5,997,971
6,000,000(k)	Kinder Morgan, Inc., 4.052%, 12/1/25	5,997,859
6,000,000(k)	Mondelez International, Inc., 4.043%, 12/1/25	5,997,973
6,000,000(k)	Plains All American Pipeline LP, 4.052%, 12/1/25	5,997,973
6,000,000(k)	Reckitt Benckiser Treasury Services Plc, 4.032%, 12/1/25	5,997,953
6,000,000(k)	Targa Resources Corp., 4.051%, 12/1/25	5,997,928
6,000,000(k)	WEC Energy Group, Inc., 4.052%, 12/1/25	5,997,973
6,000,000(k)	Wisconsin Power and Light Co., 4.002%, 12/1/25	5,998,043
		$77,973,582

	TOTAL SHORT TERM INVESTMENTS (Cost $97,400,000)	$97,373,582

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.6% (Cost $1,242,983,349)	$1,241,066,582
45Victory Pioneer Short Term Income Fund | 11/30/25

Principal Amount USD ($)		Value
	TBA Sales Commitments — (1.9)% of Net Assets
	U.S. Government and Agency Obligations — (1.9)%
(5,600,000)	Federal National Mortgage Association, 6.000%, 12/1/55 (TBA)	$ (5,733,555)
(16,450,000)	Federal National Mortgage Association, 6.500%, 12/1/55 (TBA)	(17,040,644)
	TOTAL TBA SALES COMMITMENTS (Proceeds $22,786,037)	$(22,774,199)

	OTHER ASSETS AND LIABILITIES — (0.7)%	$(8,228,666)
	net assets — 100.0%	$1,210,063,717

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
BRMMUSDF	BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield.
CMT	Constant Maturity Treasury.
ECOFC	Enterprise 11th District COFI Replacement Index.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
IBOR	Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At November 30, 2025, the value of these securities amounted to $707,528,546, or 58.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at November 30, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2025.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at November 30, 2025.
Victory Pioneer Short Term Income Fund | 11/30/2546

Schedule of Investments  |  11/30/25
(unaudited) (continued)
(f)	Security is in default.
(g)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(h)	Issued as preference shares.
(i)	Non-income producing security.
(j)	Issued as participation notes.
(k)	Rate shown represents yield-to-maturity.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at November 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	1/18/2022	$—	$6,494
Integrity Re	5/9/2022	154,720	77,360
Long Point Re IV	5/13/2022	250,000	252,250
Matterhorn Re	1/29/2020	146,582	130,569
Merion Re 2022-2	3/1/2022	294,408	275,512
Residential Re	10/28/2021	250,000	249,625
Sanders Re III	3/22/2022	250,000	252,075
Thopas Re 2020	12/30/2019	—	2,250
Thopas Re 2021	1/22/2021	—	1,200
Thopas Re 2022	2/15/2022	—	—
Total Restricted Securities			$1,247,335
% of Net assets			0.1%
47Victory Pioneer Short Term Income Fund | 11/30/25

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
2,225	U.S. 2 Year Note (CBT)	3/31/26	$464,891,322	$464,712,111	$(179,211)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
113	U.S. 5 Year Note (CBT)	3/31/26	$(12,396,768)	$(12,403,516)	$(6,748)
40	U.S. 10 Year Note (CBT)	3/20/26	(4,527,605)	(4,533,750)	(6,145)
93	U.S. 10 Year Ultra Bond (CBT)	3/20/26	(10,765,238)	(10,806,891)	(41,653)
52	U.S. Long Bond (CBT)	3/20/26	(6,079,260)	(6,106,750)	(27,490)
			$(33,768,871)	$(33,850,907)	$(82,036)
TOTAL FUTURES CONTRACTS			$431,122,451	$430,861,204	$(261,247)
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Victory Pioneer Short Term Income Fund | 11/30/2548

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$3,948,356	$—	$3,948,356
Asset Backed Securities	—	365,453,406	—*	365,453,406
Collateralized Mortgage Obligations	—	93,235,804	—	93,235,804
Commercial Mortgage-Backed Securities	—	120,512,371	—*	120,512,371
Corporate Bonds	—	439,828,774	—	439,828,774
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – Worldwide	—	—	285,456	285,456
All Other Insurance-Linked Securities	—	961,879	—	961,879
U.S. Government and Agency Obligations	—	119,466,954	—	119,466,954
Repurchase Agreements	—	19,400,000	—	19,400,000
Commercial Paper	—	77,973,582	—	77,973,582
Total Investments in Securities	$—	$1,240,781,126	$285,456	$1,241,066,582
Liabilities
TBA Sales Commitments	$—	$(22,774,199)	$—	$(22,774,199)
Total Liabilities	$—	$(22,774,199)	$—	$(22,774,199)
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(261,247)	$—	$—	$(261,247)
Total Other Financial Instruments	$(261,247)	$—	$—	$(261,247)
*	Securities valued at $0.
During the period ended November 30, 2025, there were no transfers in or out of Level 3.
49Victory Pioneer Short Term Income Fund | 11/30/25